NOTE 15 - Income taxes	12 Months Ended
Dec. 31, 2024
Notes
NOTE 15 - Income taxes:

NOTE 15 – Income taxes:

a.Basis of taxation:

i)The Company’s subsidiaries are separately taxes under the domestic tax laws of the jurisdiction of incorporation of each entity.

ii)The Company files a federal income tax return in Canada, that includes both federal and provincial income tax filings, the Israeli subsidiary file income tax return in Israel and the U.S. subsidiaries file federal and state income tax returns in the U.S.

iii)The Company remains subject to audit by the relevant tax authorities for the years ended 2018 through 2024.

iv)The Canadian corporate tax rate stands at 27%, the Israeli corporate tax rate stands at 23% and the corporate tax rate in the U.S. stands at 21% for the years ended December 31, 2024 and 2023.

b.Current and Deferred taxes:

The components of the income or loss before the provision for income taxes for the years ended December 31, 2024, and 2023 were as follows:

	December 31, 2024	December 31, 2023
Canada	(7,542)	(4,862)
Israel	(5,125)	(7,845)
United States	(238)	143
Total income or loss before income taxes	(12,905)	(12,564)

The provision for income taxes for the years ended December 31, 2024, and 2023 was as follows:

	December 31, 2024	December 31, 2023
Current
Canada	-	-
Israel	-	-
United States	(8)	-
Deferred
Canada	-	-
Israel	-	-
United States	-	-
Total deferred income tax expense	-	-
Total provision for income taxes	(8)	-

c.Net operating losses carryforwards:

As of December 31, 2024, the Company has estimated carry forward tax losses of approximately $52,217, which may be carried forward and offset against taxable income for an indefinite period in the future.

Deferred tax asset over the Company's losses was not recognized since it is not probable that taxable profit will be available in the foreseen future.

The estimated carry forward tax losses for the year ended December 31, 2024, are as follows:

December 31, 2024
Canada	(7,023)
Israel	(45,156)
United States	(38)
Total estimated carry forward tax losses	(52,217)

d.Reconciliation of effective tax rate:

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax applied to profits for the year are as follows:

For the Year ended December 31,	2024	2023
Loss before income tax	(12,905)	(12,564)
Non-taxable losses in Canada, Israel and United States	12,966	12,707
Taxable income before income taxes	61	143
Company’s domestic tax rate in Canada	27%	27%
Income tax expense based on average statutory tax rate	16	39
Imputed interest over inter-company balances	(2)	-
Carryforward NOL	(3)	-
Different tax rates applied in overseas jurisdictions	(3)	-
Other differences unrecognized previously	-	(39)
Total income tax expense	8	-